Structured entities - Nature of interests (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 114,195,000,000	£ 104,187,000,000
Financial assets at fair value through the income statement	133,086,000,000	149,648,000,000
Financial assets at fair value through other comprehensive income	65,750,000,000	52,816,000,000
Loans and advances at amortised cost	339,115,000,000	326,406,000,000
Other assets	3,089,000,000	3,425,000,000
Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	624,000,000	668,000,000
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Total on balance sheet exposures	339,115,000,000	326,406,000,000
Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	64,103,000,000	51,026,000,000
Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	1,023,000,000	1,122,000,000
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	9,661,000,000	12,206,000,000
Financial assets at fair value through the income statement	35,359,000,000	34,957,000,000
Financial assets at fair value through other comprehensive income	391,000,000	0
Loans and advances at amortised cost	19,213,000,000	17,341,000,000
Other assets	28,000,000	33,000,000
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	76,000,000	0
Financial assets at fair value through the income statement	2,500,000,000	2,598,000,000
Financial assets at fair value through other comprehensive income	391,000,000	0
Loans and advances at amortised cost	19,213,000,000	17,341,000,000
Other assets	28,000,000	33,000,000
Total on balance sheet exposures	22,208,000,000	19,972,000,000
Total off balance sheet notional amounts	14,021,000,000	16,429,000,000
Maximum exposure to loss	36,229,000,000	36,401,000,000
Total assets of the entity	257,996,000,000	307,478,000,000
Other interests [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	19,213,000,000
Other interests [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,417,000,000	17,341,000,000
Other interests [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		558,000,000
Financial assets at fair value through the income statement	80,000,000
Other interests [member] | Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,000,000
Multi-seller conduit programmes [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	0	0
Other assets	17,000,000	9,000,000
Total on balance sheet exposures	5,947,000,000	6,553,000,000
Total off balance sheet notional amounts	8,649,000,000	11,671,000,000
Maximum exposure to loss	14,596,000,000	18,224,000,000
Total assets of the entity	78,716,000,000	73,109,000,000
Multi-seller conduit programmes [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	5,930,000,000
Multi-seller conduit programmes [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	6,100,000,000
Multi-seller conduit programmes [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		444,000,000
Financial assets at fair value through the income statement	0
Multi-seller conduit programmes [member] | Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0
Lending [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	0	0
Other assets	4,000,000	3,000,000
Total on balance sheet exposures	8,288,000,000	9,143,000,000
Total off balance sheet notional amounts	3,751,000,000	4,327,000,000
Maximum exposure to loss	12,039,000,000	13,470,000,000
Total assets of the entity	145,181,000,000	196,865,000,000
Lending [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	8,284,000,000
Lending [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	9,140,000,000
Lending [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0
Financial assets at fair value through the income statement	0
Lending [member] | Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0
Investment funds and trusts [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	0	0
Other assets	7,000,000	21,000,000
Total on balance sheet exposures	7,000,000	21,000,000
Total off balance sheet notional amounts	0	0
Maximum exposure to loss	7,000,000	21,000,000
Total assets of the entity	9,180,000,000	9,341,000,000
Investment funds and trusts [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0
Investment funds and trusts [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Investment funds and trusts [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0
Financial assets at fair value through the income statement	0
Investment funds and trusts [member] | Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0
Others [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	391,000,000	0
Other assets	0	0
Total on balance sheet exposures	7,966,000,000	4,255,000,000
Total off balance sheet notional amounts	1,621,000,000	431,000,000
Maximum exposure to loss	9,587,000,000	4,686,000,000
Total assets of the entity	24,919,000,000	28,163,000,000
Others [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	4,999,000,000
Others [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2,417,000,000	2,101,000,000
Others [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		£ 114,000,000
Financial assets at fair value through the income statement	80,000,000
Others [member] | Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 3,000,000